Unaudited Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net loss		$ (680)	$ (44,937)	$ (56,953)	$ (78,442)
Foreign currency translation adjustments:
Net unrealized gain (loss) arising during the period		2,921	(2,857)	5,601	3,716
Reclassification of net realized loss (gain) into earnings	[1]	14,741	0	14,741	0
Hedging activities:
Net unrealized (loss) gain arising during the period		(3,432)	(13,641)	10,622	(46,606)
Reclassification of net realized (gain) loss into earnings	[2]	(235)	12,134	(621)	12,503
Other comprehensive income (loss), net of tax		13,995	(4,364)	30,343	(30,387)
Total comprehensive income (loss)		13,315	(49,301)	(26,610)	(108,829)
Less comprehensive income (loss) attributable to non-controlling interests:
Net income attributable to redeemable non-controlling interests		10,524	9,187	11,359	11,732
Net loss attributable to non-controlling interests		(18,629)	(33,217)	(43,968)	(68,786)
Foreign currency translation adjustments		(1,635)	(1,027)	(717)	1,497
Hedging activities		5,867	(1,333)	11,839	(13,166)
Comprehensive loss attributable to non-controlling interests		(3,873)	(26,390)	(21,487)	(68,723)
Comprehensive income (loss) attributable to Class A common stockholders		$ 17,188	$ (22,911)	$ (5,123)	$ (40,106)

[1]	Represents reclassification of the accumulated foreign currency translation loss for substantially all of the Company's portfolio of solar power plants located in the United Kingdom, as the Company's sale of these facilities closed in the second quarter of 2017 as discussed in Note 2. Assets Held for Sale. The pre-tax amount of $23.6 million was recognized within gain on sale of renewable energy facilities in the unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2017.
[2]	Includes $15.9 million loss reclassification for the three and six months ended June 30, 2016 that occurred subsequent to the Company's discontinuation of hedge accounting for interest rate swaps pertaining to variable rate non-recourse debt for substantially all of the Company's portfolio of solar power plants located in the United Kingdom as discussed in Note 8. Derivatives. As discussed above, the Company's sale of these facilities closed in the second quarter of 2017.